Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Assets
Cash and cash equivalents	R$ 500,446	R$ 2,154,687	R$ 3,114,789
Amounts due from financial institutions	2,051,862	502,369	256,097
Compulsory deposits at Central Bank of Brazil	2,399,488	1,709,729	392,280
Loans and advances to customers	17,216,362	8,790,058	4,777,387
Securities	33,406,040	19,515,659	9,887,701
Derivative financial assets	86,948	27,513
Non-current assets held-for-sale	129,793	119,929	121,632
Equity accounted investees	82,445	0	0
Property and equipment	163,475	137,846	91,851
Intangible assets	430,504	224,516	79,248
Deferred tax assets	695,525	206,018	112,217
Other assets	792,735	518,681	192,054
Total assets	36,626,337	19,921,613	10,077,086
Liabilities
Liabilities with financial and similar institutions	5,341,464	1,756,913	1,152,492
Liabilities with customers	18,333,543	12,436,632	4,714,439
Securities issued	3,572,093	1,729,436	1,719,580
Derivative financial liabilities	66,545	56,758	20,941
Borrowing and onlending	25,071	27,405	29,800
Income tax and social contribution	41,764	9,947	4,725
Other tax liabilities	36,642	20,324	13,477
Tax liabilities	78,406	30,271	18,202
Provisions	52,848	23,637	22,055
Deferred tax liabilities	89,235	60,926	21,524
Other liabilities	617,349	475,420	216,115
Total Liabilities	28,176,554	16,597,398	7,915,148
Equity
Share capital	13	3,216,455	2,068,305
Reserves	2,728,396	150,709	90,152
Other comprehensive income reserve	(72,284)	25,991	(696)
Parent Company net investment		117,521
Equity attributable to owners of the Company	2,656,125	3,275,634	2,157,761
Non-controlling interest	5,793,659	48,581	4,177
Total equity	8,449,784	3,324,215	2,161,938
Total liabilities and equity	36,626,337	19,921,613	10,077,086
Securities [Member]
Assets
Securities	12,757,687	5,812,622	1,155,094
Gross value of loans and advances to customers
Assets
Loans and advances to customers	16,535,429	8,507,703	4,561,824
Property and equipment	187,074	153,800	106,817
Intangible assets	529,722	275,255	90,828
Provision for expected loss.
Assets
Loans and advances to customers	R$ (680,932)	R$ (282,355)	R$ (215,563)